Note 29 - Subsequent Events (Details Textual) - USD ($)			11 Months Ended	12 Months Ended
	Jan. 21, 2021	Jul. 02, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Purchase of mining assets				$ 68,647,000	$ 76,983,000
Springpole silver stream [member]
Statement Line Items [Line Items]
Acquisition of mining interest, consideration transferred		$ 10,000,000
Purchase of mining assets		$ 2,500,000
Acquisition of mining interest, shares issued (in shares)		805,698
Acquisition of the Springpole Stream [member] | Springpole silver stream [member]
Statement Line Items [Line Items]
Acquisition of mining interest, consideration transferred	$ 7,500,000
Purchase of mining assets	$ 3,750,000		$ 2,500,000
Acquisition of mining interest, shares issued (in shares)	287,300